Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the condensed balance sheets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Ordinary Shares Reflected In The Condensed Balance Sheets Abstract
Gross proceeds	$ 75,000,000	$ 75,000,000
Less:
Proceeds allocated to Public Warrants	(1,800,000)	(1,800,000)
Ordinary shares issuance costs	(4,130,714)	(4,130,714)
Value of Anchor Shares	(1,698,300)
Plus:
Remeasurement of carrying value to redemption value	8,380,218
Ordinary shares subject to possible redemption, 12/31/20	75,751,204	75,758,781	$ 75,751,204
Remeasurement of carrying value to redemption value	7,577	$ 7,577
Ordinary shares subject to possible redemption, 12/31/21	75,758,781
Remeasurement of carrying value to redemption value	(8,781)
Ordinary shares subject to possible redemption, 3/31/22	75,750,000
Less: Redemption of Class A ordinary shares	(43,025,883)
Add: Remeasurement of carrying value to redemption value	264,965
Ordinary shares subject to possible redemption, 6/30/22	$ 32,989,082